Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The financial statements are prepared and presented on the accrual basis of accounting and in conformity with U.S. generally accepted accounting principles ("GAAP") applicable to employee benefit plans and ERISA.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates.

Risks and Uncertainties
Risks and Uncertainties
The Plan's investment in Edison International Common Stock amounted to approximately $200,614,000 and $305,123,000 as of December 31, 2025 and 2024, respectively. Such investments represented approximately 3% and 5% of the Plan's net assets as of December 31, 2025 and 2024, respectively. For risks and uncertainties regarding investment in Edison International Common Stock, participants should refer to the Edison International annual report on Form 10-K for the year ended December 31, 2025, and the quarterly report on Form 10-Q for the period ended March 31, 2026.
The Plan provides for various funds that hold investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risk in the near term could materially affect participants' account balances and the amounts reported in the Statements of Net Assets Available for Plan Benefits and the Statement of Changes in Net Assets Available for Plan Benefits.
The Plan participates in various investment options that include securities of foreign companies, which involve special risks and considerations not typically associated with investing in U.S. companies. These risks include the devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and possible adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than securities of comparable U.S. companies.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan's investments are stated at fair value. Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
Net Appreciation (Depreciation) in Fair Value of Investments
Net Appreciation (Depreciation) in Fair Value of Investments
Realized and unrealized appreciation (depreciation) in the fair value of investments is based on the difference between the fair value of the assets at the beginning of the year, or at the time of purchase for assets purchased during the year, and the related fair value on the day investments are sold with respect to realized appreciation (depreciation), or on the last day of the year for unrealized appreciation (depreciation).

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.
Notes receivable from participants that are in default, as provided in the plan document, are treated for tax purposes as deemed distributions for active participants or loan offsets for terminated participants and also reported as such in the
Form 5500. The loan offsets are included in Distributions to participants in the Statement of Changes in Net Assets Available for Plan Benefits.

Distributions to Participants	Distributions to Participants Distributions to participants, other than notes receivable from participants, are recorded when paid.
Subsequent Events
Subsequent Events
The Plan has evaluated subsequent events through the date the financial statements were issued. During this period, there were no material subsequent events that affected the Plan's financial statements.